Nature of the Business and Basis of Presentation (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 03, 2025	Apr. 17, 2023	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)	109,670
Prepayment amount (in Dollars)				$ 4,451	$ 4,500
Shares of common stock (in Shares)				8,512	8,512
Price per share					$ 4
Purchase agreement (in Dollars)					$ 1,683
Preferred stock par value			$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock par value			0.0001	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Common stock par value					$ 0.0001
Purchased shares (in Shares)				425,606
Aggregate shares (in Shares)					1,272,055
Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)		1,000,000
Preferred stock par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Series A Preferred Stock [Member] | Envoy Bridge Note [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate shares (in Shares)		1,000,000
Preferred Stock [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Preferred stock par value		$ 0.0001
Sponsor [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)		1,000,000			1,000,000
Sponsor [Member] | Series A Preferred Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Price per share		$ 10
Private Placement [Member]
Nature of the Business and Basis of Presentation [Line Items]
Aggregate purchase price (in Dollars)		$ 10,000
Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)					425,606
Common Stock [Member] | Class A Common Stock [Member]
Nature of the Business and Basis of Presentation [Line Items]
Purchased shares (in Shares)			109,670
Aggregate shares (in Shares)			1,908,402